CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 13, 2023 USD ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($)
Debt Instrument [Line Items]
Modified the CB principal		¥ 2,988,816
Amortization Of Debt Discount Premium (Interest Expenses )	$ 4,400,000	31,200,000	¥ 23,200,000	¥ 120,600,000
Conversion of convertible debt into ordinary shares, Principal		(78,998,945)	(57,914,207)
Conversion of convertible debt into ordinary shares, Accrued Interest		(14,169,257)	(11,853,771)
Exchange rate change on convertible notes face value		491,308
August Note
Debt Instrument [Line Items]
Principal amount | $							$ 5,500,000
March Note
Debt Instrument [Line Items]
Principal amount | $								$ 20,000,000	$ 20,000,000
November Note
Debt Instrument [Line Items]
Principal amount | $					$ 6,000,000
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount		66,678,751	60,984,058			$ 6,000,000
Accrued Interest		267,569	1,070,424
Modified the CB principal		2,988,816
Repayment of convertible debt, Principal amount		(42,903,059)
Repayment of convertible debt, Accrued interest		(5,219,434)
Exchange rate change on convertible notes face value		6,329,690	5,838,382
Convertible Notes Payable, Net | August Note
Debt Instrument [Line Items]
Principal amount		37,199,800	37,199,800
Accrued Interest		3,103,726	911,140
Convertible Notes Payable, Net | March Note
Debt Instrument [Line Items]
Principal amount		129,956,000	129,956,000
Accrued Interest		16,382,549	12,013,055
Convertible Notes Payable, Net | November Note
Debt Instrument [Line Items]
Principal amount		43,061,400
Accrued Interest		169,985
Convertible Notes Payable, Net | Less: Debt Discount
Debt Instrument [Line Items]
Principal amount		30,954,951	54,095,917
Convertible Notes Payable, Net | Total
Debt Instrument [Line Items]
Principal amount		97,633,702	115,079,975
Accrued Interest		¥ 267,569	¥ 1,070,424